STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)												3 Months Ended					9 Months Ended		12 Months Ended
		Jul. 02, 2024	May 30, 2024	Jan. 29, 2024	Jan. 23, 2024	Jan. 05, 2024	Dec. 28, 2023	Jul. 20, 2023	Jul. 17, 2023	May 19, 2023	Feb. 01, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 03, 2024	Jan. 10, 2024	Dec. 15, 2022
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												25,000,000					25,000,000		10,000,000	10,000,000		25,000,000
Capital Units, Authorized																						425,000,000
Common Stock, Shares Authorized												400,000,000					400,000,000		400,000,000	300,000,000		400,000,000
Common Stock, Par or Stated Value Per Share												$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Par or Stated Value Per Share																						$ 0.0001
Member equity																				$ 2,526,104
Settlement of note payable																		$ 170,000	$ 170,000
Common Stock, Shares, Outstanding												27,786,391					27,786,391		15,134,545	0
Stock Issued During Period, Shares, Restricted Stock Award, Gross												2,399,577					12,651,846		300,000
Unreimbursed advances									$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,750,001
Payments for Repurchase of Warrants						$ 650,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.55
Preferred Stock Dividends, Income Statement Impact						$ 862,289											$ 862,289		$ 1,075,000
Convertible Notes Payable																			$ 2,595,000
Note Exchange Agreements [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									38,800,764
Convertible Notes Payable									$ 1,944,000
Interest Payable, Current									$ 75,263
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												25,000,000					25,000,000		10,000,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																			300,000,000
Stock Issued During Period, Shares, New Issues		100										2,399,577
Stock Issued During Period, Shares, Acquisitions															33,952,778	[1]			33,952,778
Common Stock [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								14,118,233
WTI Global Inc [Member] | Promissory Note [Member]
Class of Stock [Line Items]
Settlement of note payable											$ 170,000
Debt Instrument, Interest Rate, Effective Percentage											2.254%
Cavalry Fund ILP [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,500,000
Payments for Repurchase of Warrants							$ 300,000
Payment for issuance fees							$ 33,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.55
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																						630,900
Preferred Stock, Par or Stated Value Per Share												$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding												1,397,900					1,397,900		630,900	0
Convertible Preferred Stock, Shares Issued upon Conversion												100					100
Preferred Stock, Liquidation Preference, Value												$ 1,000					$ 1,000
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												1,242,900					1,242,900
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding												578,245					578,245		0
Stock Issued During Period, Shares, New Issues			42,220,000
Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									220,135
Series B Preferred Stock [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								1,250,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions															1,470,135	[1]			1,470,135
Series B Preferred Stock [Member] | Common Stock [Member] | Series B Preferred Exchange Agreements [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									5,000,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share																			$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding																			0	0
Convertible Preferred Stock, Shares Issued upon Conversion												100					100		100
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												1,360,000					1,360,000
Series A Rights [Member] | Series B Preferred Exchange Agreements [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									22,013,500
Series A Rights [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								108,729,363
Series B Rights [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								30,388,873
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share																			$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding																			630,900	0
Convertible Preferred Stock, Shares Issued upon Conversion																			100
Preferred Stock, Liquidation Preference, Value																			$ 1,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									7,000,000
Series A Preferred Stock [Member] | Rights Exchanges [Member]
Class of Stock [Line Items]
Income (Loss) from Equity Method Investments																			$ 116,591,322
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	[2]												552,000		630,900
Series A Right Share [Member] | Series B Preferred Exchange Agreements [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share									$ 2.90
Series A Right Share [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share								$ 1.80
Series A Right Share [Member] | Note Exchange Agreements [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share									$ 2.90
Series B Right Share [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share								$ 1.80
Titan Trucking LLC [Member]
Class of Stock [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										65.00%
Titan Trucking LLC [Member] | WTI Global Inc [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																							7.00%
Titan Trucking LLC Reverse Acquisition [Member] | Series C Convertible Preferred Stock [Member] | Merger Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions										630,900
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period										70,100
Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share																					$ 10.00
Subsequent Event [Member] | Series A Rights [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					100,000
Subsequent Event [Member] | Series B Rights [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				10,152,269
Subsequent Event [Member] | Titan Environmental Solutions Inc [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																						25,000,000
Capital Units, Authorized																						425,000,000
Common Stock, Shares Authorized																						400,000,000
Common Stock, Par or Stated Value Per Share																						$ 0.0001
Subsequent Event [Member] | Titan Environmental Solutions Inc [Member] | Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																						630,900
Preferred Stock, Par or Stated Value Per Share																						$ 0.0001

[1]	On January 10, 2024, the Company redomiciled and its pre-existing Series A class of Preferred Stock and Series B class of Preferred stock were eliminated (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and nine months ended September 30, 2024 has been retrospectively restated to reflect these changes.
[2]	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and nine months ended September 30, 2024 has been retrospectively restated to reflect this change.